Shareholder Report, Holdings (Details) - Leatherback Long/Short Alternative Yield ETF [Member]	Aug. 31, 2025
Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Vail Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AGNC Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EPR Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Old Republic International Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Amrize Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Lamb Weston Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Percent of Net Short Exposure	27.40%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Percent of Net Short Exposure	13.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Percent of Net Short Exposure	17.40%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Percent of Net Short Exposure	9.90%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Percent of Net Short Exposure	2.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Net Short Exposure	3.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Technology [Member]
Holdings [Line Items]
Percent of Net Short Exposure	25.50%